Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Consolidation and Basis of Presentation

Consolidation and Basis of Presentation

        The consolidated financial statements include the accounts of the Corporation and its wholly-owned bank subsidiaries, International Bank of Commerce, Laredo ("IBC"), Commerce Bank, International Bank of Commerce, Zapata, International Bank of Commerce, Brownsville, and the Corporation's wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Life Insurance Company, IBC Trading Company, Premier Tierra Holdings, Inc., IBC Charitable and Community Development Corporation, and IBC Capital Corporation. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Company, through its subsidiaries, is primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. The primary markets of the Company are South, Central, and Southeast Texas and the state of Oklahoma. Each bank subsidiary is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although the Company's loan portfolio is diversified, the ability of the Company's debtors to honor their contracts is primarily dependent upon the economic conditions in the Company's trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. The Company and its bank subsidiaries are subject to the regulations of certain Federal agencies as well as the Texas Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

        The Company owns two insurance-related subsidiaries, IBC Life Insurance Company and IBC Insurance Agency, Inc., a wholly owned subsidiary of IBC, the bank subsidiary. Neither of the insurance-related subsidiaries conducts underwriting activities. The IBC Life Insurance Company is in the business of reinsuring credit life and credit accident and health insurance. The business is assumed from an unaffiliated insurer and the only business written is generated by the bank subsidiaries of the Company. The risk assumed on each of the policies is not significant to the consolidated financial statements.

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for probable loan losses.

Subsequent Events

Subsequent Events

        The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

Investment Securities

        The Company classifies debt and equity securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as "held-to-maturity" and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as "available-for-sale" or "trading" and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as "trading", while unrealized holding gains and losses related to those securities classified as "available-for-sale" are excluded from net income and reported net of tax as other comprehensive income and in shareholders' equity as accumulated other comprehensive income until realized. The Company did not maintain any trading securities during the three year period ended December 31, 2014.

        Mortgage-backed securities held at December 31, 2014 and 2013 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. Government or its agencies including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae") or other non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. Government. Investments in residential mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae or Freddie Mac are rated consistently as AAA rated securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

        Premiums and discounts are amortized using the level yield or "interest method" over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to hold and the determination of whether the Company will more likely than not be required to sell the security prior to a recovery in fair value. If the Company determines that (1) it intends to sell the security or (2) it is more likely than not that it will be required to sell the security before it's anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and the Company's amortized cost in the security. If the Company determines that it (1) does not intend to sell the security and (2) it will not be more likely than not required to sell the security before it's anticipated recovery, the other-than-temporary impairment is segregated into its two components (1) the amount of impairment related to credit loss and (2) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Provision and Allowance for Probable Loan Losses

Provision and Allowance for Probable Loan Losses

        The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge-offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

        Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's bank subsidiaries' allowances for probable loan losses. Such agencies may require the Company's bank subsidiaries to make additions or reductions to their U.S. generally accepted accounting principles ("GAAP") allowances based on their judgments of information available to them at the time of their examination.

        The bank subsidiaries charge off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a "loss" by bank examiners. Commercial, financial and agricultural or real estate loans are generally considered by management to represent a loss, in whole or part, (i) when an exposure beyond any collateral coverage is apparent, (ii) when no further collection of the portion of the loan so exposed is anticipated based on actual results, (iii) when the credit enhancements, if any, are not adequate, and (iv) when the borrower's financial condition would indicate so. Generally, unsecured consumer loans are charged off when 90 days past due.

Loans

Loans

        Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are amortized over the life of the loan using the interest method. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

Impaired Loans

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Troubled Debt Restructured Loans

Troubled Debt Restructured Loans

        Troubled debt restructured loans ("TDR") are those loans where, for reasons related to a borrower's difficulty to repay a loan, the Company grants a concession to the borrower that the Company would not normally consider in the normal course of business. The original terms of the loan are modified or restructured. The terms that may be modified include a reduction in the original stated interest rate, an extension of the original maturity of the loan, a renewal of the loan at an interest rate below current market rates, a reduction in the principal amount of debt outstanding, a reduction in accrued interest or deferral of interest payments. A loan classified as a TDR is classified as an impaired loan and included in the impaired loan totals. A TDR loan may be returned to accrual status when the loan is brought current, has performed in accordance with the restructured terms for a reasonable period of time and the ultimate collectability of the outstanding principal and interest is no longer questionable, however, although those loans may be placed back on accrual status, they will continue to be classified as impaired. Consistent with regulatory guidance, a TDR loan that is subsequently modified, but has shown sustained performance and classification as a TDR, will be removed from TDR status provided that the modified terms were market-based at the time of modification.

Non-Accrual Loans

Non-Accrual Loans

        The non-accrual loan policy of the Company's bank subsidiaries is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a bank subsidiary has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management's opinion, the debtor's financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned

Other Real Estate Owned

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. Any subsequent write-downs are charged against other non-interest expense. Other real estate owned totaled $69,872,000 and $85,879,000 at December 31, 2014 and 2013, respectively. Other real estate owned is included in other assets.

Bank Premises and Equipment

Bank Premises and Equipment

        Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

Other Investments

        Other investments include equity investments in non-financial companies, bank owned life insurance, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Income Taxes

Income Taxes

        Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The Company files a consolidated federal income tax return with its subsidiaries.

        Recognition of deferred tax assets is based on management's assessment that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

        The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2014 and 2013, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for unrecognized tax benefits at the end of the reporting period. The Company would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2014, 2013 and 2012, the Company recognized no interest expense or penalties related to uncertain tax positions.

        The Company files consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2011.

Stock Options

Stock Options

        Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated, using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because the Company's employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of the Company's stock options.

Net Income Per Share

Net Income Per Share

        Basic Earnings Per Share ("EPS") is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

Goodwill and Identified Intangible Assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2014, after completing goodwill testing, the Company has determined that no goodwill impairment exists.

        Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. The Company's identified intangible assets relate to core deposits and contract rights. As of December 31, 2014, the Company has determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

Consolidated Statements of Cash Flows

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, the Company reports transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

Accounting for Transfers and Servicing of Financial Assets

        The Company accounts for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. The Company has retained mortgage servicing rights in connection with the sale of mortgage loans. Because the Company may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

Segments of an Enterprise and Related Information

        The Company operates as one segment. The operating information used by the Company's chief executive officer for purposes of assessing performance and making operating decisions about the Company is the consolidated financial statements presented in this report. The Company has four active operating subsidiaries, namely, the bank subsidiaries, otherwise known as International Bank of Commerce, Laredo, Commerce Bank, International Bank of Commerce, Zapata and International Bank of Commerce, Brownsville. The Company applies the provisions of ASC Topic 280, "Segment Reporting," in determining its reportable segments and related disclosures.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

        Comprehensive income (loss) consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

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Reclassifications

Reclassifications

        Certain amounts in the prior year's presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or shareholders' equity.

New Accounting Standards

New Accounting Standards

        In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02 to ASC 220, "Comprehensive Income." The update amends existing literature to require an entity to provide information about the amounts reclassified out of other comprehensive income by component, and it also requires enhanced disclosure and cross reference on items reclassified out of accumulated other comprehensive income during the reporting period. The update is effective for reporting periods beginning after December 15, 2012. The adoption of the update to existing standards did not have a significant impact to the Company's consolidated financial statements.

        In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-11 to ASC 740, "Income Taxes." The update amends existing literature to eliminate diversity in practice in the presentation of unrecognized tax benefits in instances where a net operating loss carryforward, a similar tax loss or a tax credit carryforward also exist. The update clarifies how the unrecognized tax benefit should be presented in those situations where other tax losses or tax credit carryforwards exist. The update does not change the currently required disclosures for unrecognized tax benefits under current ASC 740 guidance. The update is effective for fiscal years and interim periods within those years beginning after December 15, 2013. The adoption of the update to existing standards did not have a significant impact to the Company's consolidated financial statements.

        In January 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-01 to ASC 323-70, "Investments—Equity Method and Joint Ventures—Accounting for Investments in Qualified Affordable Housing Project." The update issues new guidance for investments in qualified affordable housing projects which permits entities to elect to apply the proportional amortization method to account for the investment when certain conditions are met. The update is effective for public entities for annual and interim periods beginning after December 15, 2014 and is able to be applied retrospectively. The adoption of the update is not expected to have a significant impact to the Company's consolidated financial statements.

        In January 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-04 to ASC 310-40, "Receivables—Troubled Debt Restructurings by Creditors." The update amends existing literature to eliminate diversity in practice by clarifying and defining when an in substance repossession or foreclosure occurs. The terms "in substance repossession or foreclosure" and "physical possession" are not currently defined in the accounting literature, resulting in diversity in practice when a creditor derecognizes a loan receivable and recognizes the real estate property collateralizing the loan receivable as an asset. Additionally, the update requires interim and annual disclosures of both the amount of foreclosed residential real estate property and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The update is effective for annual periods and the interim periods within those annual periods beginning after December 15, 2014. The adoption of the update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In April 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-08 to ASC 205, "Presentation of Financial Statements," and ASC 360, "Property, Plant and Equipment." The update to existing standards change the requirements for reporting discontinued operations, primarily by clarifying that the disposal of a component or group of components of an entity could constitute discontinued operations under certain circumstances. The update also defines required information in disclosures about discontinued operations, including a discussion of the entity's continued involvement in the discontinued operation, if any. The update is applicable to all disposals of components of an entity that occurred within interim and annual periods beginning after December 15, 2014 and for acquisitions that are classified as held for sale for interim and annual periods beginning after December 15, 2014. The adoption of the update is not expected to have a significant impact to the Company's consolidated financial statements.

        In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09 to ASC 606, "Revenue from Contracts with Customers." The update sets a common standard that defines revenue and the principles for recognizing revenue. The update outlines when an entity should recognize revenue, among other matters. At its core, the update states that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The update also outlines the steps that entities should take to determine and record the correct revenue number. The update is effective for annual periods beginning after December 15, 2016 and the interim periods within that reporting period. The Company is evaluating the potential impact to the Company's consolidated financial statements.

        In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11 to ASC 860, "Transfers and Servicing." The update amends existing standards to require that repurchase-to-maturity transactions be accounted for as secured borrowings, in line with accounting standards for other similar instruments. Additionally, the update requires various disclosures including information regarding transfers accounted for as sales in transactions that are economically similar as repurchase agreements, in addition to disclosures related to collateral, remaining contractual tenor and a discussion of the potential risks associated with repurchase agreements, securities lending transactions and repurchase-to-maturity transactions. The update is effective for interim and annual periods beginning after December 15, 2014. The adoption of the update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In August 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-14 to ASC 310-40, "Receivables—Troubled Debt Restructurings by Creditors." The update is new guidance regarding classification and measurement of foreclosed mortgage loans that are government guaranteed. The update specifies that government secured mortgage loans foreclosed upon should be classified as other assets and measured based on the amount of the loan balance that is expected to be recovered from the guarantor. The new guidance is effective for interim and annual periods after December 15, 2014. The adoption of the update is not expected to have a significant impact to the Company's consolidated financial statements.

        In January 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-01 to ASC 225-20, "Income Statement- Extraordinary and Unusual Items." The update amends existing standards and is being issued as part of the FASB's initiative to reduce complexity in accounting standards. The update eliminates the concept of extraordinary items. The update is effective for interim and annual periods after December 15, 2015. The adoption of the update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In February 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-02 to ASC 810, "Consolidation." The update amends existing standards regarding the evaluation of certain legal entities and their consolidation in the financial statements. The amendments modify the evaluation process to assess whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, eliminate the presumption that a general partner should consolidate a limited partnership, affect the consolidation analysis of entities that are involved in variable interest entities, particularly those that have fee arrangements and related party relationships and provides a scope exception for reporting entities with legal interests that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The update is effective for interim and annual periods after December 15, 2015. The Company is evaluating the impact of the adoption of the update.